Convertible Debentures (Details) - USD ($)				6 Months Ended
	Dec. 29, 2023	Oct. 21, 2022	Nov. 22, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 07, 2023	Jun. 30, 2023
Convertible Debentures
Aggregate principal amount				$ 8,240,000			$ 1,800,000
Warrants to purchase ordinary shares					4,667
Issuance cost incurred				300,000	$ 0
Amortization of debentures discount				$ 283,235	$ 58,046
Prime Rate [Member]
Convertible Debentures
Interest rate (as a percent)	5.00%	5.00%
Convertible Debt Issued on December 29, 2023
Convertible Debentures
Aggregate principal amount	$ 6,740,000					$ 6,740,000
Warrants to purchase ordinary shares	1,070,719
Purchase price of warrants	$ 6,127,334					$ 6,127,334
Debt issuance costs	612,666
Fair value adjustments of warrants	4,399,645
Fair value of interest	6,127,334
Proceeds from issuance of debt	3,566,476
Proceeds from issuance of warrants	$ 2,560,858
Conversion price (in dollars per share)	$ 15.00
Interest rate	13.50%
interest rate recalculation on issuance of ordinary shares	16.00%
Convertible Debt Issued on December 29, 2023 | Prime Rate [Member]
Convertible Debentures
Interest rate	5.00%
interest rate recalculation on issuance of ordinary shares	7.50%
Convertible Debt Issued on October 21, 2022
Convertible Debentures
Aggregate principal amount		$ 2,100,000
Interest rate (as a percent)		116.00%
Purchase price of warrants		$ 1,974,000
Debt issuance costs		256,000
Fair value adjustments of warrants		1,007,799	$ 1,007,799
Fair value of interest		1,872,536
Proceeds from issuance of debt		1,198,804
Proceeds from issuance of warrants		$ 645,196
Conversion price (in dollars per share)		$ 0.33
Weighted average interest rate		115.00%
Interest rate		12.00%
interest rate recalculation on issuance of ordinary shares		15.00%
Convertible Debt Issued on October 21, 2022 | Prime Rate [Member]
Convertible Debentures
Interest rate		6.00%
interest rate recalculation on issuance of ordinary shares		9.00%
Ordinary Shares | Convertible Debt Issued on December 29, 2023
Convertible Debentures
Conversion price (in dollars per share)	$ 0.95
Weighted average interest rate	20.00%
Ordinary Shares | Convertible Debt Issued on October 21, 2022
Convertible Debentures
Warrants to purchase ordinary shares		5,925,599
Conversion price (in dollars per share)		$ 0.06
Weighted average interest rate		20.00%
Maximum | Convertible Debt Issued on October 21, 2022
Convertible Debentures
Warrants to purchase ordinary shares		5,108,275